Long-Term Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Long-Term Investment

6.	Long-Term Investment

The Company had the following long-term investment accounted under the equity method as of March 31, 2014 and December 31, 2013:

Type	Equity Investee	Equity Investment Ownership	Profit rate of distribution

Equity	Xun Yun Tian Technologies (Zhejiang)	20%	20%

Equity investment in affiliate as of March 31, 2014 and December 31, 2013 consisted of the following:

Type	Equity Investee	Beginning Equity Investment Basis December 31, 2013	Increase share in Equity Company	Proportional Share of the Equity-Accounted Affiliate’s Net loss	Foreign currency Translation Adjustment	Ending Equity Investment Basis March 31, 2014

Equity	Xun Yun Tian Technologies (Zhejiang), PRC	100,266	-	(47,423)	(477)	52,366

Type	Equity Investee	Beginning Equity Investment Basis December 31, 2012	Increase share in Equity Company	Proportional Share of the Equity-Accounted Affiliate’s Net loss	Foreign currency Translation Adjustment	Ending Equity Investment Basis December 31, 2013
Equity	Xun Yun Tian Technologies (Zhejiang), PRC	-	322,676	(223,771)	1,361	100,266

The Company has a 20% ownership interest in Xun Yun Tian Technologies. ASC 810 requires the Company to evaluate non-consolidated entities periodically and as circumstances change to determine if an implied controlling interest exists. During three-month ended March 31, 2014, the Company evaluated this equity investment and concluded that this is an investment under equity method and correctly accounted for.

The following presents unaudited summary financial information for Xun Yun Tian Technologies for three months ended March 31, 2014. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial statements of the Company.

Three Months ended March 31,	2014
Net sales	3,437
Cost of goods sold	344
Gross profit	3,093
Operating expense	240,207
Loss from operations	(237,114)
Net loss	(237,114)

6.	Long-Term Investment

The Company had the following long-term investment accounted under the equity method as of December 31, 2013:

Type	Equity Investee	Equity Investment Ownership	Profit rate of distribution

Equity	Xun Yun Tian Technologies (Zhejiang)	20%	20%

Equity investment in affiliate as of December 31, 2013 consisted of the following:

Type	Equity Investee	Beginning Equity Investment Basis December 31, 2012	Increase share in Equity Company	Proportional Share of the Equity-Accounted Affiliate’s Net loss	Foreign currency Translation Adjustment	Ending Equity Investment Basis December 31, 2013

Equity	Xun Yun Tian Technologies (Zhejiang), PRC	-	322,676	(223,771)	1,361	100,266

The Company has a 20% ownership interest in Xun Yun Tian Technologies. ASC 810 requires the Company to evaluate non-consolidated entities periodically and as circumstances change to determine if an implied controlling interest exists. During the year ended December 31, 2013, the Company evaluated this equity investment and concluded that this is an investment under equity method and correctly accounted for.

The following presents audited financial statements for Xun Yun Tian Technologies as of December 31, 2013. Such audited financial statements have been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial statements of the Company.

December 31,	2013
Assets
Cash and cash equivalent	$257,845
Accounts receivable	88
Prepaid expense	73,096
Tax receivable	52,792
Other receivable	6,768
Inventory	102,919
Total current assets	493,508
Fixed assets	23,703
Less: accumulated depreciation	(208)
Fixed assets, net	23,495
Total assets	$517,003

Liabilities and Stockholders’ Equity
Other payable	$15,672
Total liabilities	15,672
Capital	1,635,590
Accumulated deficit	(1,118,856)
Foreign currency	(15,403)
Total stockholders’ equity	501,331
Total liabilities and stockholders’ equity	$517,003

Net sales	$930
Cost of goods sold	436
Gross profit	494
Operating expense	1,280,688
Loss from operations	(1,280,194)
Other income	161,338
Net loss	$(1,118,856)